Basis of Presentation and General Information (Details Textual)	1 Months Ended	12 Months Ended
	Feb. 28, 2013	Dec. 31, 2013
Entity Incorporation, Date of Incorporation		Apr. 23, 2004
Stockholders' Equity, Reverse Stock Split	1 for 10	five-to-one reverse stock split